Acquisitions (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended		0 Months Ended						3 Months Ended	9 Months Ended	0 Months Ended
	Jan. 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 29, 2014 Marcellus Joint Venture	Sep. 30, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture	Dec. 31, 2013 Marcellus Joint Venture	Jan. 27, 2014 Marcellus Joint Venture Significant Unobservable Inputs (Level 3)	Dec. 31, 2013 Marcellus Joint Venture Significant Unobservable Inputs (Level 3)	Apr. 17, 2014 Momentum Acquisition	Feb. 12, 2014 Momentum Acquisition MMcf_day acre	Feb. 12, 2014 Momentum Acquisition Washington County, Pennsylvania mi	Feb. 12, 2014 Momentum Acquisition Washington and Greene Counties, Pennsylvania in mi	Feb. 12, 2014 Momentum Acquisition Minimum Washington County, Pennsylvania in	Feb. 12, 2014 Momentum Acquisition Maximum Washington County, Pennsylvania in	Sep. 30, 2014 Momentum Acquisition Customer Lists	Sep. 30, 2014 Momentum Acquisition Customer Lists	Jul. 07, 2014 Greene County Acquisition Greene County, Pennsylvania Well acre	Jul. 07, 2014 Greene County Acquisition Greene County, Pennsylvania acre
Business Acquisition [Line Items]
Equity investment ownership percentage											50.00%		50.00%
Fair value of pre-existing equity investment								$ 250,632,000				$ 250,600,000
Gain on purchase of Marcellus joint venture		0	0	203,579,000	0			203,600,000
Fair value of natural gas properties										343,000,000
Goodwill										338,000,000
Ownership percentage									100.00%
Total consideration amount							10,000,000	322,000,000						111,400,000								329,500,000
Amount of purchase price allocated to intangible assets related to customer lists																				48,900,000	48,900,000
Amortization period for customer contracts																					30 years
Amortization of intangibles		408,000	0	748,000	0															400,000	700,000
Remainder of 2014																				400,000	400,000
2015																				1,600,000	1,600,000
2016																				1,600,000	1,600,000
2017																				1,600,000	1,600,000
2018																				1,600,000	1,600,000
Length of gathering system (miles)																28
Width of gathering system (inches)																		6	16
Length of pipelines to be constructed (miles)																	18
Width of gathering system to be constructed (inches)																	30
Number of acres dedicated															20,000
Aggregate capacity of acquired systems (Bcf)															1,000,000,000
Net acres																							21,913
Number of developed wells																						12
Purchase price allocated to proved natural gas properties																							151,300,000
Purchase price allocated to unproved natural gas properties										55,000,000													178,200,000
Payment to acquire business	3,300,000					1,000,000		100,000,000
Funding for development of the unproved properties							$ 3,700,000